Inventories, Net (Details) - Schedule of Inventories, Net	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Inventories, Net [Abstract]
Raw materials	¥ 56,728,381		¥ 56,952,428
Work in process	115,484,149		130,609,171
Finished goods	104,368,200		90,377,688
Less: write-down of inventories	(267,802,753)		(265,064,301)
Inventories, net	¥ 8,777,977	$ 1,231,686	¥ 12,874,986